UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund, Inc.
January 31, 2014 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Automobiles & Components--1.7%
Delphi Automotive	84,190		5,126,329
General Motors	127,700		4,607,416
Johnson Controls	79,510		3,667,001
			13,400,746
Banks--3.4%
Comerica	78,580		3,598,964
Fifth Third Bancorp	253,550		5,329,620
PNC Financial Services Group	62,030		4,954,956
U.S. Bancorp	187,770		7,460,102
Wells Fargo & Co.	136,390		6,183,923
			27,527,565
Capital Goods--7.3%
Cummins	102,640		13,033,227
Danaher	72,400		5,385,836
Eaton	135,680		9,916,851
Fluor	74,130		5,630,915
General Electric	398,970		10,026,116
Honeywell International	66,670		6,082,304
Precision Castparts	33,910		8,638,573
			58,713,822
Commercial & Professional Services--.7%
Tyco International	134,310		5,438,212
Consumer Durables & Apparel--2.8%
Michael Kors Holdings	59,450	a	4,751,839
Newell Rubbermaid	56,890		1,757,901
NIKE, Cl. B	72,970		5,315,865
PVH	32,110		3,881,136
Under Armour, Cl. A	65,100	a	7,037,961
			22,744,702
Consumer Services--2.0%
Carnival	118,920		4,660,475
Las Vegas Sands	73,500		5,624,220
Starbucks	80,390		5,717,337
			16,002,032
Diversified Financials--11.9%
American Express	69,570		5,914,841
Ameriprise Financial	114,000		12,042,960
Bank of America	553,510		9,271,293
Berkshire Hathaway, Cl. B	42,500	a	4,743,000
BlackRock	13,240		3,978,223
Capital One Financial	66,500		4,695,565
Citigroup	98,170		4,656,202
Discover Financial Services	57,710		3,096,142
Goldman Sachs Group	38,193		6,268,235
ING US	84,980		2,869,775
IntercontinentalExchange Group	22,980		4,797,994
Invesco	126,950		4,221,088
JPMorgan Chase & Co.	328,195		18,168,875
Morgan Stanley	138,280		4,080,643
Santander Consumer USA Holdings	102,540		2,628,100
TD Ameritrade Holding	149,330		4,666,563
			96,099,499
Energy--8.2%
EOG Resources	35,690		5,897,416
Exxon Mobil	162,730		14,997,197
National Oilwell Varco	46,190		3,464,712
Occidental Petroleum	190,700		16,699,599
Phillips 66	116,880		8,542,759
Schlumberger	127,758		11,187,768
Valero Energy	106,650		5,449,815
			66,239,266

Food & Staples Retailing--2.7%
Costco Wholesale	49,910		5,607,888
CVS Caremark	161,870		10,961,836
Whole Foods Market	102,950		5,380,167
			21,949,891
Food, Beverage & Tobacco--6.6%
Archer-Daniels-Midland	132,180		5,218,466
Coca-Cola Enterprises	287,670		12,453,234
Mondelez International, Cl. A	135,030		4,422,233
PepsiCo	190,468		15,306,008
Philip Morris International	205,830		16,083,556
			53,483,497
Health Care Equipment & Services--3.1%
Baxter International	29,370		2,005,971
Cardinal Health	137,830		9,375,196
McKesson	66,890		11,666,285
UnitedHealth Group	27,180		1,964,570
			25,012,022
Insurance--2.2%
Allstate	54,410		2,785,792
American International Group	79,120		3,794,595
Hartford Financial Services Group	96,620		3,212,615
MetLife	157,960		7,747,938
			17,540,940
Materials--3.7%
Dow Chemical	108,320		4,929,643
Eastman Chemical	57,360		4,471,786
Martin Marietta Materials	97,000		10,573,970
Praxair	59,210		7,384,671
Vulcan Materials	41,840		2,582,783
			29,942,853
Media--5.6%
Comcast, Cl. A	171,790		9,353,966
Omnicom Group	44,700		3,244,326
Regal Entertainment Group, Cl. A	103,030	b	2,009,085
Time Warner	58,349		3,666,067
Twenty-First Century Fox, Cl. A	217,370		6,916,713
Viacom, Cl. B	123,860		10,168,906
Walt Disney	133,730		9,710,135
			45,069,198
Pharmaceuticals, Biotech & Life Sciences--9.8%
AbbVie	99,270		4,887,062
Alexion Pharmaceuticals	40,210	a	6,382,533
Amgen	88,180		10,489,011
Biogen Idec	22,940	a	7,171,962
Bristol-Myers Squibb	140,360		7,013,789
Forest Laboratories	38,620	a	2,560,506
Gilead Sciences	137,510	a	11,090,182
Illumina	40,500	a	6,156,000
Merck & Co.	128,260		6,793,932
Perrigo Company	24,540		3,819,896
Pfizer	229,180		6,967,072
Regeneron Pharmaceuticals	13,520	a	3,901,737
Vertex Pharmaceuticals	28,490	a	2,251,850
			79,485,532
Retailing--3.8%
Amazon.com	27,420	a	9,835,280
Dollar General	41,740	a	2,350,797
Home Depot	94,130		7,233,891
Kohl's	59,050		2,989,702
priceline.com	4,960	a	5,678,654
Urban Outfitters	77,040	a	2,759,573
			30,847,897
Semiconductors & Semiconductor Equipment--3.7%
Applied Materials	222,520		3,742,786
Texas Instruments	379,020		16,070,448
Xilinx	211,300		9,808,546
			29,621,780

Software & Services--13.3%
Accenture, Cl. A	154,680		12,355,838
Adobe Systems	80,070	a	4,739,343
Cognizant Technology Solutions,
Cl. A	61,520	a	5,962,518
Facebook, Cl. A	147,440	a	9,225,321
Google, Cl. A	15,720	a	18,564,848
Intuit	80,170		5,872,453
LinkedIn, Cl. A	19,940	a	4,291,287
MasterCard, Cl. A	116,000		8,778,880
Microsoft	506,870		19,185,030
salesforce.com	110,860	a,b	6,710,356
ServiceNow	52,070	a	3,302,800
Twitter	45,694	b	2,947,263
Visa, Cl. A	27,400		5,902,782
			107,838,719
Technology Hardware & Equipment--3.7%
Cisco Systems	431,750		9,459,643
EMC	395,990		9,598,798
Juniper Networks	225,070	a	5,989,113
QUALCOMM	27,410		2,034,370
Western Digital	35,090		3,023,705
			30,105,629
Telecommunication Services--.6%
Windstream Holdings	654,119	b	4,892,810
Transportation--1.3%
Delta Air Lines	117,570		3,598,818
FedEx	53,900		7,185,948
			10,784,766
Utilities--1.0%
NextEra Energy	23,050		2,118,987
NRG Energy	95,840	b	2,669,144
NRG Yield, Cl. A	80,245		3,124,740
			7,912,871
Total Common Stocks
(cost $613,712,945)			800,654,249

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,643,738)	1,643,738	[c]	1,643,738
Investment of Cash Collateral for
Securities Loaned--1.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,910,732)	8,910,732	[c]	8,910,732

Total Investments (cost $624,267,415)	100.4%		811,208,719
Liabilities, Less Cash and Receivables	(.4%)		(3,175,719)
Net Assets	100.0%		808,033,000

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2014, the value of the fund's securities on loan was $17,430,815 and the value of the collateral held by the fund was $17,849,937, consisting of cash collateral of $8,910,732 and U.S. Government
   & Agency securities valued at $8,939,205.
c Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $186,941,304 of which $193,719,143 related to appreciated investment securities and $6,777,839 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.3
Diversified Financials	11.9
Pharmaceuticals, Biotech & Life Sciences	9.8

Energy	8.2
Capital Goods	7.3
Food, Beverage & Tobacco	6.6
Media	5.6
Retailing	3.8
Materials	3.7
Semiconductors & Semiconductor Equipment	3.7
Technology Hardware & Equipment	3.7
Banks	3.4
Health Care Equipment & Services	3.1
Consumer Durables & Apparel	2.8
Food & Staples Retailing	2.7
Insurance	2.2
Consumer Services	2.0
Automobiles & Components	1.7
Money Market Investments	1.3
Transportation	1.3
Utilities	1.0
Commercial & Professional Services	.7
Telecommunication Services	.6
100.4
† Based on net assets.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	795,902,410	-	-	795,902,410
Equity Securities - Foreign Common Stocks+	4,751,839	-	-	4,751,839
Mutual Funds	10,554,470	-	-	10,554,470

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)